Loans and Allowance for Credit Losses, Allowance for Credit Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 17,477	$ 19,668	$ 23,463	$ 25,031	$ 21,711
Provision for credit losses	2,309	7,217	7,899	15,753	21,668
Interest income on certain impaired loans	(264)	(315)	(332)	(266)	0
Loan charge-offs	(6,410)	(10,973)	(13,615)	(20,100)	(19,825)
Loan recoveries	1,901	1,939	2,316	2,347	1,657
Net loan charge-offs	(4,509)	(9,034)	(11,299)	(17,753)	(18,168)
Allowances related to business combinations/other	(42)	(59)	(63)	698	(180)
Allowance for credit losses, ending balance	14,971	17,477	19,668	23,463	25,031
Components: Allowance for loan losses	14,502	17,060	19,372	23,022	24,516
Components: Allowance for unfunded credit commitments	469	417	296	441	515
Components: Allowance for credit losses	14,971	17,477	19,668	23,463	25,031
Net loan charge-offs as a percentage of average total loans	0.56%	1.17%	1.49%	2.30%	2.21%
Allowance for loan losses as a percentage of total loans	1.76%	2.13%	2.52%	3.04%	3.13%
Allowance for credit losses as a percentage of total loans	1.81%	2.19%	2.56%	3.10%	3.20%
Total Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	5,714	6,358
Provision for credit losses	671	666
Interest income on certain impaired loans	(54)	(95)
Loan charge-offs	(993)	(2,014)	(2,796)	(5,433)	(5,564)
Loan recoveries	787	799	777	678	363
Net loan charge-offs	(206)	(1,215)
Allowances related to business combinations/other	(22)	0
Allowance for credit losses, ending balance	6,103	5,714	6,358
Components: Allowance for credit losses	6,103	5,714	6,358
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(715)	(1,306)	(1,598)	(2,775)	(3,365)
Loan recoveries	380	461	419	427	254
Commercial Real Estate Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(190)	(382)	(636)	(1,151)	(670)
Loan recoveries	227	163	143	68	33
Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(28)	(191)	(351)	(1,189)	(1,063)
Loan recoveries	137	124	146	110	16
Lease Financing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(33)	(24)	(38)	(120)	(229)
Loan recoveries	16	19	24	20	20
Foreign Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(27)	(111)	(173)	(198)	(237)
Loan recoveries	27	32	45	53	40
Total Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	11,763	13,310
Provision for credit losses	1,638	6,551
Interest income on certain impaired loans	(210)	(220)
Loan charge-offs	(5,417)	(8,959)	(10,819)	(14,667)	(14,261)
Loan recoveries	1,114	1,140	1,539	1,669	1,294
Net loan charge-offs	(4,303)	(7,819)
Allowances related to business combinations/other	(20)	(59)
Allowance for credit losses, ending balance	8,868	11,763	13,310
Components: Allowance for credit losses	8,868	11,763	13,310
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,439)	(3,013)	(3,883)	(4,900)	(3,318)
Loan recoveries	245	157	405	522	185
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,578)	(3,437)	(3,763)	(4,934)	(4,812)
Loan recoveries	269	259	218	211	174
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,022)	(1,101)	(1,449)	(2,396)	(2,708)
Loan recoveries	126	185	251	218	180
Automobile [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(625)	(651)	(799)	(1,308)	(2,063)
Loan recoveries	321	362	439	499	564
Other revolving credit and installment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(753)	(757)	(925)	(1,129)	(1,360)
Loan recoveries	$ 153	$ 177	$ 226	$ 219	$ 191